UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.1%
	BASIC MATERIALS – 2.6%
19,780	Alcoa, Inc.	$292,546
9,940	Mosaic Co.	529,404
1,907	PPG Industries, Inc.	448,870
		1,270,820
	COMMUNICATIONS – 12.8%
4,183	eBay, Inc.*	242,238
2,644	F5 Networks, Inc.*	312,296
10,141	Facebook, Inc. - Class A*	800,835
21,085	Fortinet, Inc.*	708,667
870	Google, Inc. - Class A*	489,488
589	Google, Inc. - Class C*	328,898
13,086	NICE-Systems Ltd. - ADR[1]	763,830
4,049	Splunk, Inc.*	272,295
8,333	Time Warner, Inc.	682,139
14,893	Verizon Communications, Inc.	736,459
7,865	Walt Disney Co.	818,589
		6,155,734
	CONSUMER, CYCLICAL – 15.5%
6,593	Brinker International, Inc.	392,020
2,242	Buffalo Wild Wings, Inc.*	428,491
6,024	CVS Health Corp.	625,713
6,593	DSW, Inc. - Class A	248,490
3,982	Foot Locker, Inc.	223,669
11,446	General Motors Co.	427,050
6,593	Hanesbrands, Inc.	840,871
9,806	Home Depot, Inc.	1,125,238
8,601	Macy's, Inc.	548,056
3,748	NIKE, Inc. - Class B	364,006
6,827	Select Comfort Corp.*	219,147
5,221	Starbucks Corp.	488,085
4,484	Target Corp.	344,506
12,048	United Continental Holdings, Inc.*	785,289
1,271	Vail Resorts, Inc.	111,606
3,715	Wal-Mart Stores, Inc.	311,800
		7,484,037
	CONSUMER, NON-CYCLICAL – 23.1%
3,112	Actavis PLC* 1	906,712
4,183	Amgen, Inc.	659,743
7,999	Booz Allen Hamilton Holding Corp.	238,050
7,363	Colgate-Palmolive Co.	521,448
3,815	Emergent Biosolutions, Inc.*	114,336
4,887	Gilead Sciences, Inc.*	505,951

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
11,078	Hain Celestial Group, Inc.*	$692,707
5,154	Hershey Co.	534,882
1,472	Illumina, Inc.*	287,717
6,526	Johnson & Johnson	668,980
15,027	Kroger Co.	1,069,171
4,484	Laboratory Corp. of America Holdings*	551,667
4,417	Mallinckrodt PLC* 1	515,552
3,012	McKesson Corp.	688,844
8,333	PepsiCo, Inc.	824,800
13,789	Pfizer, Inc.	473,239
4,284	Procter & Gamble Co.	364,697
8,032	St. Jude Medical, Inc.	535,574
10,375	Tyson Foods, Inc. - Class A	428,591
4,819	Universal Health Services, Inc. - Class B	546,234
		11,128,895
	ENERGY – 5.5%
5,555	Chevron Corp.	592,607
5,823	ConocoPhillips	379,660
4,484	Exxon Mobil Corp.	397,013
20,282	Marathon Oil Corp.	565,056
4,384	Royal Dutch Shell PLC - ADR - Class B1	298,770
4,786	Schlumberger Ltd.[1]	402,790
		2,635,896
	FINANCIAL – 15.2%
6,827	Allstate Corp.	481,986
5,388	American International Group, Inc.	298,118
23,629	Ares Capital Corp.	408,782
1,907	BlackRock, Inc.	708,298
18,575	East West Bancorp, Inc.	742,071
7,731	Health Care REIT, Inc. - REIT	596,137
12,115	Hospitality Properties Trust - REIT	373,263
1,002	Intercontinental Exchange, Inc.	235,831
3,915	Jones Lang LaSalle, Inc.	631,294
10,843	JPMorgan Chase & Co.	664,459
5,790	Marsh & McLennan Cos., Inc.	329,393
4,083	Prudential Financial, Inc.	330,111
1,506	SVB Financial Group*	185,087
4,652	Travelers Cos., Inc.	499,811
15,362	Wells Fargo & Co.	841,684
		7,326,325
	INDUSTRIAL – 9.5%
6,258	A.O. Smith Corp.	394,442

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
4,484	Con-way, Inc.	$198,058
2,677	FEI Co.	211,456
7,999	Honeywell International, Inc.	822,137
1,807	Hubbell, Inc. - Class B	205,637
2,342	Huntington Ingalls Industries, Inc.	330,995
6,827	Middleby Corp.*	727,827
2,409	Snap-on, Inc.	354,677
4,284	Union Pacific Corp.	515,194
7,497	Wabtec Corp.	711,390
2,142	Woodward, Inc.	103,994
		4,575,807
	TECHNOLOGY – 9.0%
6,727	Apple, Inc.	864,150
2,812	Avago Technologies Ltd.[1]	358,867
18,274	EMC Corp.	528,850
3,213	Fiserv, Inc.*	250,839
16,198	Intel Corp.	538,584
7,530	Lam Research Corp.	620,924
9,237	Microsoft Corp.	405,042
31,875	ON Semiconductor Corp.*	406,406
7,697	Paychex, Inc.	383,580
		4,357,242
	UTILITIES – 4.9%
11,479	American Electric Power Co., Inc.	660,961
7,363	American States Water Co.	295,477
16,940	California Water Service Group	430,785
10,643	NiSource, Inc.	456,691
4,852	PG&E Corp.	260,698
6,359	Westar Energy, Inc.	247,047
		2,351,659
	TOTAL COMMON STOCKS (Cost $35,296,678)	47,286,415

Principal Amount

	SHORT-TERM INVESTMENTS – 1.6%
$757,694	UMB Money Market Fiduciary, 0.01%[2]	757,694

	TOTAL SHORT-TERM INVESTMENTS (Cost $757,694)	757,694

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

TOTAL INVESTMENTS – 99.7% (Cost $36,054,372)	48,044,109
Other Assets in Excess of Liabilities – 0.3%	131,426

TOTAL NET ASSETS – 100.0%	$48,175,535

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	BASIC MATERIALS – 1.7%
3,105	Schnitzer Steel Industries, Inc. - Class A1	$48,748
752	Stepan Co.	30,892
2,431	Tronox Ltd. - Class A1 2	52,607
1,304	United States Steel Corp.[1]	31,231
		163,478
	COMMUNICATIONS – 11.7%
4,126	Aruba Networks, Inc.*	102,366
1,695	CDW Corp.[1]	63,783
830	Discovery Communications, Inc. - Class A*	26,809
1,501	EchoStar Corp. - Class A* 1	81,579
2,585	HomeAway, Inc.* 1	80,122
409	IAC/InterActiveCorp	27,575
881	InterDigital, Inc.[1]	46,578
9,002	Internap Corp.* 1	85,699
2,069	Lands' End, Inc.*	75,870
2,522	Liberty Interactive Corp. - Class A*	74,475
1,388	Lumos Networks Corp.[1]	23,901
4,755	News Corp.* 1	82,143
2,057	Telephone & Data Systems, Inc.[1]	52,330
931	Time Warner, Inc.[1]	76,212
1,150	United States Cellular Corp.*	43,620
1,050	Viacom, Inc. - Class B1	73,437
6,426	World Wrestling Entertainment, Inc. - Class A1	105,643
		1,122,142
	CONSUMER, CYCLICAL – 5.9%
2,973	Crocs, Inc.*	33,149
855	Foot Locker, Inc.[1]	48,025
2,747	Hawaiian Holdings, Inc.* 1	50,847
6,465	Houston Wire & Cable Co.	68,594
1,370	International Game Technology	24,441
7,335	Isle of Capri Casinos, Inc.* 1	91,467
1,312	Macy's, Inc.[1]	83,601
1,243	MGM Resorts International* 1	27,010
4,300	Regis Corp.*	68,972
932	Yum! Brands, Inc.[1]	75,595
		571,701
	CONSUMER, NON-CYCLICAL – 26.4%
2,200	Aaron's, Inc.[1]	65,582
5,406	Achillion Pharmaceuticals, Inc.* 1	65,629
1,608	Acorda Therapeutics, Inc.*	54,415
2,076	AMAG Pharmaceuticals, Inc.* 1	102,201
946	AmerisourceBergen Corp.[1]	97,211

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,471	Andersons, Inc.	$65,121
224	Anthem, Inc.	32,805
7,619	ARC Document Solutions, Inc.* 1	64,457
1,572	Archer-Daniels-Midland Co.[1]	75,267
3,684	Avon Products, Inc.	31,351
2,509	Booz Allen Hamilton Holding Corp.[1]	74,668
3,330	Brink's Co.[1]	93,706
7,811	Central Garden and Pet Co.*	70,768
1,878	Forrester Research, Inc.[1]	70,650
7,231	Global Cash Access Holdings, Inc.* 1	51,412
955	Incyte Corp.* 1	81,987
5,340	Infinity Pharmaceuticals, Inc.* 1	81,168
1,630	Ingles Markets, Inc. - Class A1	70,481
1,672	Insperity, Inc.[1]	86,610
703	Kroger Co.[1]	50,018
907	ManpowerGroup, Inc.[1]	72,977
410	McKesson Corp.[1]	93,767
1,411	Molina Healthcare, Inc.*	89,867
6,619	Momenta Pharmaceuticals, Inc.* 1	90,349
4,878	MoneyGram International, Inc.*	41,439
1,803	Neogen Corp.* 1	92,223
866	PepsiCo, Inc.[1]	85,717
881	Philip Morris International, Inc.	73,088
4,830	Resources Connection, Inc. [1]	85,588
2,641	ServiceMaster Global Holdings, Inc.* 1	91,352
664	Spectrum Brands Holdings, Inc.	62,203
996	Strayer Education, Inc.*	60,627
513	Tenet Healthcare Corp.*	23,752
3,147	Triple-S Management Corp. - Class B* 1,2	59,321
8,047	Universal Technical Institute, Inc.	79,182
8,541	XenoPort, Inc.*	58,506
		2,545,465
	ENERGY – 4.7%
4,934	Bill Barrett Corp.* 1	49,537
3,813	Cloud Peak Energy, Inc.*	31,610
4,970	EP Energy Corp. - Class A* 1	55,912
2,172	Patterson-UTI Energy, Inc.[1]	40,584
6,619	Pioneer Energy Services Corp.* 1	35,213
1,921	Primoris Services Corp.	39,669
3,589	QEP Resources, Inc.[1]	77,092
8,124	W&T Offshore, Inc.[1]	48,500

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
6,827	WPX Energy, Inc.* 1	$73,595
		451,712
	FINANCIAL – 20.4%
3,201	Ally Financial, Inc.* 1	66,517
814	American Express Co.[1]	66,414
7,417	Ashford Hospitality Trust, Inc. - REIT[1]	78,991
1,254	Bank of New York Mellon Corp.	49,081
2,911	Columbia Property Trust, Inc. - REIT[1]	75,366
1,924	CoreSite Realty Corp. - REIT[1]	91,274
637	Equity LifeStyle Properties, Inc. - REIT	34,315
1,442	Evercore Partners, Inc. - Class A1	73,874
2,878	FelCor Lodging Trust, Inc. - REIT[1]	30,996
819	First Defiance Financial Corp.[1]	26,216
966	Hanover Insurance Group, Inc.[1]	67,852
2,170	Hospitality Properties Trust - REIT[1]	66,858
3,548	Host Hotels & Resorts, Inc. - REIT[1]	74,508
5,203	Investors Real Estate Trust - REIT	39,855
583	Jones Lang LaSalle, Inc.[1]	94,009
3,938	National General Holdings Corp.	73,247
5,959	Northwest Bancshares, Inc.[1]	70,406
2,202	Old Republic International Corp.[1]	33,382
1,307	Piper Jaffray Cos.* 1	71,558
2,699	Progressive Corp.[1]	71,928
7,039	RCS Capital Corp. - Class A	80,245
943	Reinsurance Group of America, Inc.[1]	84,219
1,627	Retail Properties of America, Inc. - Class A - REIT[1]	25,755
2,128	RLJ Lodging Trust - REIT	67,692
8,226	SLM Corp.[1]	77,900
2,803	Summit Hotel Properties, Inc. - REIT	36,803
1,334	Sun Bancorp, Inc.*	24,746
4,231	TPG Specialty Lending, Inc.[1]	78,443
473	Virtus Investment Partners, Inc.	62,422
746	Vornado Realty Trust - REIT[1]	82,090
595	W.R. Berkley Corp.	29,696
1,273	Waddell & Reed Financial, Inc. - Class A1	62,963
		1,969,621
	INDUSTRIAL – 17.0%
456	Acuity Brands, Inc.[1]	72,267
2,455	AECOM*	73,797
1,424	Alamo Group, Inc.	71,414
2,543	Benchmark Electronics, Inc.*	59,659
2,596	Blount International, Inc.* 1	43,068

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,672	Covanta Holding Corp.[1]	$79,572
1,111	Crane Co.[1]	74,248
1,523	DXP Enterprises, Inc.*	69,753
1,925	Dynamic Materials Corp.	31,089
1,736	EMCOR Group, Inc.[1]	76,436
1,476	Expeditors International of Washington, Inc.[1]	71,291
1,011	Fluor Corp.[1]	58,638
5,120	Gentex Corp.[1]	90,214
604	Huntington Ingalls Industries, Inc.[1]	85,363
975	IDEX Corp.[1]	75,329
3,605	Jabil Circuit, Inc.[1]	79,202
509	Lincoln Electric Holdings, Inc.	35,141
1,884	Matson, Inc.[1]	74,362
2,827	Owens-Illinois, Inc.*	73,954
1,177	Park Electrochemical Corp.	25,553
3,980	Quality Distribution, Inc.*	43,740
3,032	Sanmina Corp.*	68,826
1,289	Tech Data Corp.* 1	76,696
2,590	Tutor Perini Corp.* 1	60,269
667	United Parcel Service, Inc. - Class B1	67,854
		1,637,735
	TECHNOLOGY – 4.4%
3,668	Acxiom Corp.* 1	73,360
1,385	Broadridge Financial Solutions, Inc.[1]	73,724
659	Constant Contact, Inc.* 1	27,237
1,029	Guidewire Software, Inc.* 1	57,274
1,664	Leidos Holdings, Inc.[1]	74,913
962	NetScout Systems, Inc.*	38,788
925	SanDisk Corp.	73,935
		419,231
	UTILITIES – 3.5%
5,316	AES Corp.[1]	68,948
3,134	Calpine Corp.* 1	66,441
2,792	MDU Resources Group, Inc.	62,262
1,369	PG&E Corp.[1]	73,556
2,027	UGI Corp.	68,898
		340,105
	TOTAL COMMON STOCKS (Cost $8,626,488)	9,221,190

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.5%
$528,919	UMB Money Market Fiduciary, 0.01%[3]	$528,919

	TOTAL SHORT-TERM INVESTMENTS (Cost $528,919)	528,919

	TOTAL INVESTMENTS – 101.2% (Cost $9,155,407)	9,750,109
	Liabilities in Excess of Other Assets – (1.2)%	(112,385)

	TOTAL NET ASSETS – 100.0%	$9,637,724

Number of Shares		Value

	SECURITIES SOLD SHORT – 94.3%
	COMMON STOCKS – 94.3%
	BASIC MATERIALS – 2.1%
(5,594)	American Vanguard Corp.	(63,044)
(464)	H.B. Fuller Co.	(20,741)
(4,116)	Horsehead Holding Corp.*	(52,850)
(4,803)	Intrepid Potash, Inc.*	(67,818)
		(204,453)
	COMMUNICATIONS – 10.7%
(30)	Alliance Data Systems Corp.*	(8,355)
(197)	Amazon.com, Inc.*	(74,892)
(1,945)	America Movil S.A.B. de C.V. - ADR[2]	(41,584)
(298)	Charter Communications, Inc. - Class A*	(53,819)
(4,933)	Endurance International Group Holdings, Inc.*	(91,852)
(3,701)	Entravision Communications Corp. - Class A	(25,389)
(382)	Equinix, Inc. - REIT	(85,635)
(3,731)	Finisar Corp.*	(78,388)
(2,342)	Inteliquent, Inc.	(34,545)
(1,347)	Level 3 Communications, Inc.*	(72,549)
(1,486)	Liberty Global PLC - Class A* 2	(80,333)
(1,978)	Liberty Media Corp. - Class A*	(76,282)
(578)	Nexstar Broadcasting Group, Inc. - Class A	(31,518)
(2,938)	Pandora Media, Inc.*	(43,482)
(2,121)	Scholastic Corp.	(78,498)
(2,825)	Symantec Corp.	(71,077)
(758)	Zillow Group, Inc. - Class A*	(86,981)
		(1,035,179)
	CONSUMER, CYCLICAL – 16.6%
(1,488)	America's Car-Mart, Inc.*	(79,169)
(1,653)	American Airlines Group, Inc.	(79,179)
(1,249)	Cabela's, Inc.*	(67,996)
(1,308)	CarMax, Inc.*	(87,780)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(2,913)	Conn's, Inc.*	$(75,301)
(8,597)	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR* 2	(86,400)
(2,695)	DR Horton, Inc.	(73,600)
(410)	Fiesta Restaurant Group, Inc.*	(26,654)
(5,120)	KB Home	(71,424)
(1,274)	Life Time Fitness, Inc.*	(73,637)
(3,318)	M/I Homes, Inc.*	(72,233)
(1,158)	Madison Square Garden Co. - Class A*	(90,729)
(1,943)	Meritage Homes Corp.*	(86,483)
(2,188)	Motorcar Parts of America, Inc.*	(57,435)
(1,015)	Norwegian Cruise Line Holdings Ltd.* 2	(50,060)
(1,479)	Nu Skin Enterprises, Inc. - Class A	(80,132)
(1,208)	Popeyes Louisiana Kitchen, Inc.*	(72,492)
(1,006)	Rentrak Corp.*	(55,078)
(886)	Restoration Hardware Holdings, Inc.*	(78,057)
(2,166)	Ryland Group, Inc.	(98,553)
(308)	Tesla Motors, Inc.*	(62,629)
(5,240)	TravelCenters of America LLC*	(71,526)
		(1,596,547)
	CONSUMER, NON-CYCLICAL – 17.1%
(1,253)	ABIOMED, Inc.*	(76,170)
(2,487)	ACADIA Pharmaceuticals, Inc.*	(94,431)
(1,376)	ADT Corp.	(53,967)
(284)	Agios Pharmaceuticals, Inc.*	(30,468)
(265)	Boston Beer Co., Inc. - Class A*	(70,914)
(2,085)	Brookdale Senior Living, Inc.*	(78,208)
(1,621)	Campbell Soup Co.	(75,522)
(2,339)	Chimerix, Inc.*	(94,683)
(951)	Coca-Cola Co.	(41,178)
(456)	Cooper Cos., Inc.	(74,770)
(1,265)	Diamond Foods, Inc.*	(34,092)
(509)	Enanta Pharmaceuticals, Inc.*	(18,232)
(2,534)	Exact Sciences Corp.*	(56,939)
(6,494)	IGI Laboratories, Inc.*	(74,811)
(3,110)	ImmunoGen, Inc.*	(23,636)
(411)	Intercept Pharmaceuticals, Inc.*	(90,983)
(4,547)	Keryx Biopharmaceuticals, Inc.*	(55,292)
(1,718)	Lannett Co., Inc.*	(107,203)
(1,118)	Macquarie Infrastructure Co. LLC	(87,886)
(625)	Monro Muffler Brake, Inc.	(39,525)
(1,319)	Quest Diagnostics, Inc.	(92,515)
(7,056)	SUPERVALU, Inc.*	(69,713)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(3,910)	Tumi Holdings, Inc.*	$(91,455)
(627)	WEX, Inc.*	(67,083)
(3,039)	Xoom Corp.*	(51,815)
		(1,651,491)
	ENERGY – 6.2%
(2,615)	Atwood Oceanics, Inc.	(81,091)
(1,020)	Cheniere Energy, Inc.*	(82,243)
(999)	Diamondback Energy, Inc.*	(71,139)
(1,264)	Geospace Technologies Corp.*	(23,548)
(3,079)	Rice Energy, Inc.*	(60,287)
(1,433)	Rosetta Resources, Inc.*	(25,407)
(2,027)	RSP Permian, Inc.*	(55,053)
(4,424)	Sanchez Energy Corp.*	(59,282)
(621)	SolarCity Corp.*	(31,894)
(6,095)	Synergy Resources Corp.*	(72,835)
(689)	Williams Cos., Inc.	(33,789)
		(596,568)
	FINANCIAL – 22.0%
(4,604)	Acacia Research Corp.	(57,734)
(3,353)	Altisource Residential Corp. - REIT	(69,239)
(6,468)	American Realty Capital Properties, Inc. - REIT	(63,451)
(4,228)	Ares Capital Corp.	(73,144)
(2,802)	Associated Estates Realty Corp. - REIT	(67,108)
(2,526)	Blackstone Mortgage Trust, Inc. - Class A - REIT	(73,027)
(1,780)	Brookfield Property Partners LP2	(44,215)
(901)	CME Group, Inc.	(86,433)
(3,104)	Essent Group Ltd.* 2	(72,075)
(2,551)	Interactive Brokers Group, Inc. - Class A	(81,300)
(400)	Intercontinental Exchange, Inc.	(94,144)
(5,140)	iStar Financial, Inc. - REIT*	(68,105)
(3,861)	Janus Capital Group, Inc.	(63,629)
(6,204)	KCG Holdings, Inc. - Class A*	(78,046)
(2,338)	Kite Realty Group Trust - REIT	(66,212)
(26)	Liberty Broadband Corp. - Class C*	(1,353)
(3,502)	Meadowbrook Insurance Group, Inc.	(29,277)
(9,525)	MGIC Investment Corp.*	(86,963)
(1,246)	National Retail Properties, Inc. - REIT	(50,139)
(1,834)	New York Community Bancorp, Inc.	(30,463)
(4,797)	New York REIT, Inc. - REIT	(49,841)
(9,002)	NewBridge Bancorp*	(74,717)
(3,341)	NewStar Financial, Inc.*	(33,343)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(790)	Outfront Media, Inc. - REIT	$(23,661)
(3,752)	Parkway Properties, Inc. - REIT	(66,073)
(3,321)	PennyMac Mortgage Investment Trust - REIT	(71,202)
(5,520)	Radian Group, Inc.	(87,271)
(1,691)	Realty Income Corp. - REIT	(84,651)
(1,577)	RLI Corp.	(76,311)
(6,296)	Seacoast Banking Corp. of Florida*	(83,107)
(5,119)	Stonegate Mortgage Corp.*	(51,292)
(386)	WageWorks, Inc.*	(22,176)
(2,190)	WisdomTree Investments, Inc.	(40,931)
(906)	WP Carey, Inc. - REIT	(62,134)
(1,943)	Yadkin Financial Corp.*	(37,403)
		(2,120,170)
	INDUSTRIAL – 11.5%
(1,220)	American Railcar Industries, Inc.	(68,515)
(1,382)	Astronics Corp.*	(96,132)
(276)	Astronics Corp. - Class B*	(19,182)
(1,053)	Atlas Air Worldwide Holdings, Inc.*	(47,754)
(881)	Deere & Co.	(79,819)
(999)	Eaton Corp. PLC[2]	(70,939)
(851)	Genesee & Wyoming, Inc. - Class A*	(87,738)
(1,582)	Hexcel Corp.	(75,272)
(1,231)	Joy Global, Inc.	(54,558)
(2,909)	Knowles Corp.*	(55,707)
(5,564)	Louisiana-Pacific Corp.*	(93,642)
(993)	Proto Labs, Inc.*	(70,582)
(5,720)	Smith & Wesson Holding Corp.*	(77,392)
(2,367)	Tidewater, Inc.	(66,749)
(2,116)	TimkenSteel Corp.	(63,607)
(1,627)	U.S. Ecology, Inc.	(79,430)
		(1,107,018)
	TECHNOLOGY – 4.7%
(819)	Advent Software, Inc.	(36,175)
(3,270)	InvenSense, Inc.*	(54,511)
(2,826)	Paycom Software, Inc.*	(90,093)
(6,811)	RealD, Inc.*	(88,952)
(396)	SAP S.E. - ADR[2]	(27,795)
(4,399)	SciQuest, Inc.*	(76,587)
(2,286)	SunEdison, Inc.*	(50,612)
(330)	Workday, Inc. - Class A*	(28,215)
		(452,940)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES – 3.4%
(1,543)	Eversource Energy	$(79,851)
(1,039)	FirstEnergy Corp.	(36,344)
(1,151)	Integrys Energy Group, Inc.	(86,014)
(1,355)	Laclede Group, Inc.	(70,135)
(2,349)	NRG Energy, Inc.	(56,329)
		(328,673)
	TOTAL COMMON STOCKS (Proceeds $8,612,497)	(9,093,039)

	TOTAL SECURITIES SOLD SHORT (Proceeds $8,612,497)	$(9,093,039)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.7%
	BASIC MATERIALS – 5.1%
56,189	Globe Specialty Metals, Inc.	$935,547
15,986	Innospec, Inc.	706,102
83,073	Kronos Worldwide, Inc.	1,018,475
13,305	Stepan Co.	546,569
		3,206,693
	COMMUNICATIONS – 4.8%
68,032	1-800-Flowers.com, Inc. - Class A*	849,039
5,660	Atlantic Tele-Network, Inc.	389,578
9,511	Dice Holdings, Inc.*	83,316
8,616	ePlus, Inc.*	716,593
52,383	Intelsat S.A.* 1	647,978
13,767	Reis, Inc.	333,299
		3,019,803
	CONSUMER, CYCLICAL – 15.9%
10,887	American Woodmark Corp.*	573,309
11,684	Christopher & Banks Corp.*	58,420
18,814	Citi Trends, Inc.*	501,393
24,067	Columbia Sportswear Co.	1,345,105
4,455	DineEquity, Inc.	483,501
14,395	Haverty Furniture Cos., Inc.	331,805
109,400	Isle of Capri Casinos, Inc.*	1,364,218
12,588	Jack in the Box, Inc.	1,217,134
8,305	Marcus Corp.	161,864
16,298	Nautilus, Inc.*	248,707
7,906	PC Connection, Inc.	202,552
21,084	Shoe Carnival, Inc.	517,401
36,401	Speedway Motorsports, Inc.	863,432
6,530	Steelcase, Inc. - Class A	122,242
3,887	Strattec Security Corp.	264,355
10,206	UniFirst Corp.	1,212,779
8,084	Universal Electronics, Inc.*	456,827
		9,925,044
	CONSUMER, NON-CYCLICAL – 13.2%
3,700	ABM Industries, Inc.	115,033
17,795	Almost Family, Inc.*	633,858
22,738	AMN Healthcare Services, Inc.*	512,969
31,116	ARC Document Solutions, Inc.*	263,241
18,153	Bright Horizons Family Solutions, Inc.*	920,357
19,312	Calavo Growers, Inc.	810,138
9,807	Corporate Executive Board Co.	767,006
14,163	Genesis Healthcare, Inc.*	100,699
24,946	Hackett Group, Inc.	219,774

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
26,612	Ingles Markets, Inc. - Class A	$1,150,703
18,804	Korn/Ferry International*	575,402
7,392	Multi-Color Corp.	504,726
10,336	Resources Connection, Inc.	183,154
28,630	Surgical Care Affiliates, Inc.*	929,903
8,000	Triple-S Management Corp. - Class B* 1	150,800
10,167	U.S. Physical Therapy, Inc.	430,979
		8,268,742
	FINANCIAL – 29.4%
22,175	1st Source Corp.	684,542
1,707	Agree Realty Corp. - REIT	56,041
36,986	Ashford Hospitality Trust, Inc. - REIT	393,901
88,273	Beneficial Bancorp, Inc.*	999,250
2,838	Credit Acceptance Corp.*	520,205
57,732	Dime Community Bancshares, Inc.	898,310
19,706	Donegal Group, Inc. - Class A	302,093
4,924	Enstar Group Ltd.* 1	684,928
5,634	Enterprise Financial Services Corp.	113,356
20,860	FBL Financial Group, Inc. - Class A	1,206,542
4,517	Fidelity Southern Corp.	71,323
21,207	First Bancorp/Troy NC	372,819
25,922	Great Southern Bancorp, Inc.	970,001
30,770	Guaranty Bancorp	468,627
24,601	Hallmark Financial Services, Inc.*	277,499
12,494	Horace Mann Educators Corp.	402,682
66,739	Ladder Capital Corp. - REIT*	1,227,998
24,557	MainSource Financial Group, Inc.	459,462
32,588	Marcus & Millichap, Inc.*	1,203,475
66,000	National General Holdings Corp.	1,227,600
13,527	Navigators Group, Inc.*	1,010,602
41,441	OceanFirst Financial Corp.	677,146
8,363	Oritani Financial Corp.	119,675
28,731	Preferred Bank/Los Angeles CA	774,300
12,573	Saul Centers, Inc. - REIT	677,308
13,487	Sun Bancorp, Inc.*	250,184
39,201	Symetra Financial Corp.	885,159
13,054	Tompkins Financial Corp.	678,155
18,000	West Bancorporation, Inc.	315,360
23,202	Yadkin Financial Corp.*	446,639
		18,375,182
	INDUSTRIAL – 19.4%
20,080	Alamo Group, Inc.	1,007,012

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
28,676	Berry Plastics Group, Inc.*	$983,874
20,382	Coherent, Inc.*	1,309,340
27,415	ESCO Technologies, Inc.	1,056,574
38,250	Federal Signal Corp.	630,742
21,482	GP Strategies Corp.*	766,693
19,846	Headwaters, Inc.*	325,871
5,753	II-VI, Inc.*	100,620
32,390	John Bean Technologies Corp.	1,119,398
12,839	Kadant, Inc.	567,997
28,383	M/A-COM Technology Solutions Holdings, Inc.*	957,075
2,186	Methode Electronics, Inc.	85,013
14,336	Mistras Group, Inc.*	270,234
52,662	Multi-Fineline Electronix, Inc.*	981,093
126,805	NL Industries, Inc.*	996,687
9,855	Teledyne Technologies, Inc.*	993,680
		12,151,903
	TECHNOLOGY – 10.0%
89,164	Amkor Technology, Inc.*	867,566
14,710	Datalink Corp.*	167,106
8,623	DSP Group, Inc.*	97,354
3,142	ExlService Holdings, Inc.*	109,656
19,802	Manhattan Associates, Inc.*	987,130
9,217	Mercury Systems, Inc.*	156,873
10,000	Omnicell, Inc.*	350,500
77,970	Pericom Semiconductor Corp.	1,216,332
4,957	QLogic Corp.*	74,404
17,277	SS&C Technologies Holdings, Inc.	1,048,368
13,882	Super Micro Computer, Inc.*	557,779
16,264	Sykes Enterprises, Inc.*	378,138
6,353	Virtusa Corp.*	250,054
		6,261,260
	UTILITIES – 1.9%
22,111	Middlesex Water Co.	514,302
20,837	Unitil Corp.	708,041
		1,222,343
	TOTAL COMMON STOCKS (Cost $56,365,062)	62,430,970

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.0%
$601,473	UMB Money Market Fiduciary, 0.01%[2]	$601,473

	TOTAL SHORT-TERM INVESTMENTS (Cost $601,473)	601,473

	TOTAL INVESTMENTS – 100.7% (Cost $56,966,535)	63,032,443
	Liabilities in Excess of Other Assets – (0.7)%	(444,199)

	TOTAL NET ASSETS – 100.0%	$62,588,244

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.7%
	BASIC MATERIALS – 6.1%
5,476	Dow Chemical Co.	$269,638
2,266	EI du Pont de Nemours & Co.	176,408
3,833	International Paper Co.	216,220
6,150	Steel Dynamics, Inc.	112,053
		774,319
	COMMUNICATIONS – 8.7%
6,790	AT&T, Inc.	234,662
8,324	Cisco Systems, Inc.	245,641
1,314	Harris Corp.	102,072
5,257	Symantec Corp.	132,266
4,162	Thomson Reuters Corp.[1]	163,442
4,381	Verizon Communications, Inc.	216,641
		1,094,724
	CONSUMER, CYCLICAL – 5.3%
4,709	General Motors Co.	175,693
2,300	Home Depot, Inc.	263,925
2,738	Wal-Mart Stores, Inc.	229,800
		669,418
	CONSUMER, NON-CYCLICAL – 22.5%
3,504	Abbott Laboratories	165,984
3,504	AbbVie, Inc.	211,992
3,504	Altria Group, Inc.	197,240
4,052	Archer-Daniels-Midland Co.	194,010
2,847	Eli Lilly & Co.	199,774
2,996	Johnson & Johnson	307,120
2,738	KAR Auction Services, Inc.	99,855
1,862	Kimberly-Clark Corp.	204,187
6,571	Merck & Co., Inc.	384,666
10,952	Pfizer, Inc.	375,873
3,471	Philip Morris International, Inc.	287,954
2,628	Procter & Gamble Co.	223,722
		2,852,377
	ENERGY – 7.5%
2,190	Chevron Corp.	233,629
4,052	ConocoPhillips	264,191
3,176	Exxon Mobil Corp.	281,203
2,190	Occidental Petroleum Corp.	170,557
		949,580
	FINANCIAL – 31.2%
1,642	ACE Ltd.[1]	187,204
2,738	Aflac, Inc.	170,441

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,519	American Financial Group, Inc.	$158,697
2,081	Ameriprise Financial, Inc.	278,084
3,176	Arthur J. Gallagher & Co.	149,240
524	BlackRock, Inc.	194,624
2,409	CME Group, Inc.	231,095
12,000	Fifth Third Bancorp	232,320
2,957	HCP, Inc. - REIT	125,259
4,600	Invesco Ltd.[1]	185,242
6,243	JPMorgan Chase & Co.	382,571
5,109	Liberty Property Trust - REIT	190,157
3,285	Marsh & McLennan Cos., Inc.	186,884
1,314	PNC Financial Services Group, Inc.	120,835
5,147	Prologis, Inc. - REIT	219,828
2,503	Prudential Financial, Inc.	202,368
1,971	State Street Corp.	146,741
4,600	U.S. Bancorp	205,206
7,009	Wells Fargo & Co.	384,023
		3,950,819
	INDUSTRIAL – 10.6%
1,642	Eaton Corp. PLC[1]	116,598
1,862	Emerson Electric Co.	107,847
1,314	General Dynamics Corp.	182,357
11,610	General Electric Co.	301,744
1,423	Lockheed Martin Corp.	284,671
1,302	Union Pacific Corp.	156,579
1,533	United Technologies Corp.	186,888
		1,336,684
	TECHNOLOGY – 4.6%
2,519	Fidelity National Information Services, Inc.	170,259
5,038	Hewlett-Packard Co.	175,524
5,366	Microsoft Corp.	235,299
		581,082
	UTILITIES – 1.2%
2,738	American Electric Power Co., Inc.	157,654

	TOTAL COMMON STOCKS (Cost $11,828,543)	12,366,657

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.2%
$275,727	UMB Money Market Fiduciary, 0.01%[2]	$275,727

	TOTAL SHORT-TERM INVESTMENTS (Cost $275,727)	275,727

	TOTAL INVESTMENTS – 99.9% (Cost $12,104,270)	12,642,384
	Other Assets in Excess of Liabilities – 0.1%	6,634

	TOTAL NET ASSETS – 100.0%	$12,649,018

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At February 28, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$36,100,092	$9,164,711	$56,979,772	$12,104,287

Gross unrealized appreciation	$12,259,510	$1,038,054	$7,397,102	$807,746
Gross unrealized depreciation	(315,493)	(452,656)	(1,344,431)	(269,649)
Net unrealized appreciation on investments	$11,944,017	$585,398	$6,052,671	$538,097

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$47,286,415	$-	$-	$47,286,415
Short-Term Investments	757,694	-	-	757,694
Total Investments	$48,044,109	$-	$-	$48,044,109
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$9,221,190	$-	$-	$9,221,190
Short-Term Investments	528,919	-	-	528,919
Total Assets	$9,750,109	$-	$-	$9,750,109

Liabilities
Securities Sold Short
Common Stocks[1]	$(9,093,039)	$-	$-	$(9,093,039)
Total Liabilities	$(9,093,039)	$-	$-	$(9,093,039)

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$62,430,970	$-	$-	$62,430,970
Short-Term Investments	601,473	-	-	601,473
Total Investments	$63,032,443	$-	$-	$63,032,443
Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$12,366,657	$-	$-	$12,366,657
Short-Term Investments	275,727	-	-	275,727
Total Investments	$12,642,384	$-	$-	$12,642,384

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/28/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/28/2015